Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 1.3%
Cadre Holdings, Inc.	14,400	$ 346,464
Curtiss-Wright Corp.	20,645	2,872,958
Hexcel Corp.	40,776	2,108,935
Mercury Systems, Inc. (A)	24,661	1,001,237
Moog, Inc., Class A	11,978	842,652
Woodward, Inc.	5,227	419,519

		7,591,765

Air Freight & Logistics - 0.4%
GXO Logistics, Inc. (A)	58,875	2,064,157

Auto Components - 0.4%
Dorman Products, Inc. (A)	17,662	1,450,404
LCI Industries	5,470	554,986
Patrick Industries, Inc.	11,673	511,744

		2,517,134

Banks - 0.7%
Bancorp, Inc. (A)	30,000	659,400
First Bancorp	19,933	729,149
Metropolitan Bank Holding Corp. (A)	9,166	589,924
Signature Bank	5,671	856,321
Western Alliance Bancorp	21,719	1,427,807

		4,262,601

Beverages - 0.6%
Boston Beer Co., Inc., Class A (A)	2,530	818,835
Coca-Cola Consolidated, Inc.	6,195	2,550,667

		3,369,502

Biotechnology - 10.7%
ACADIA Pharmaceuticals, Inc. (A)	65,519	1,071,891
Agios Pharmaceuticals, Inc. (A) (B)	25,762	728,549
Alector, Inc. (A)	27,029	255,694
Alkermes PLC (A)	91,084	2,033,906
Allogene Therapeutics, Inc. (A) (B)	31,897	344,488
Amicus Therapeutics, Inc. (A)	87,298	911,391
Apellis Pharmaceuticals, Inc. (A)	37,653	2,571,700
Biohaven Pharmaceutical Holding Co. Ltd. (A)	21,603	3,265,725
Blueprint Medicines Corp. (A)	34,272	2,258,182
C4 Therapeutics, Inc. (A)	9,785	85,814
CareDx, Inc. (A)	25,485	433,755
Cerevel Therapeutics Holdings, Inc. (A) (B)	35,079	991,333
ChemoCentryx, Inc. (A)	18,309	945,843
CRISPR Therapeutics AG (A) (B)	31,197	2,038,724
Cytokinetics, Inc. (A)	33,500	1,623,075
Denali Therapeutics, Inc. (A)	35,947	1,103,213
Exelixis, Inc. (A)	54,984	862,149
Fate Therapeutics, Inc. (A) (B)	32,704	732,897
Generation Bio Co. (A) (B)	40,540	215,267
Global Blood Therapeutics, Inc. (A)	33,867	2,306,343
Halozyme Therapeutics, Inc. (A)	103,631	4,097,570
Horizon Therapeutics PLC (A)	38,675	2,393,596
IGM Biosciences, Inc. (A) (B)	13,760	312,902
Insmed, Inc. (A) (B)	92,386	1,989,994
Intellia Therapeutics, Inc. (A)	28,560	1,598,218
Ionis Pharmaceuticals, Inc. (A)	63,538	2,810,286
Iovance Biotherapeutics, Inc. (A)	53,794	515,347
Karuna Therapeutics, Inc. (A)	11,261	2,532,937
Kymera Therapeutics, Inc. (A)	23,800	518,126

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Madrigal Pharmaceuticals, Inc., ADR (A)	2,366	$ 153,766
Mirati Therapeutics, Inc. (A)	15,560	1,086,710
Monte Rosa Therapeutics, Inc. (A) (B)	5,200	42,484
Morphic Holding, Inc. (A)	9,123	258,181
Natera, Inc. (A)	26,854	1,176,742
Neurocrine Biosciences, Inc. (A)	17,015	1,807,163
Nurix Therapeutics, Inc. (A)	12,618	164,413
Prothena Corp. PLC (A)	26,936	1,633,130
PTC Therapeutics, Inc. (A)	40,059	2,010,962
Replimune Group, Inc. (A)	26,059	450,039
REVOLUTION Medicines, Inc. (A)	33,458	659,792
Rocket Pharmaceuticals, Inc. (A)	24,274	387,413
Sage Therapeutics, Inc. (A)	21,974	860,502
Sarepta Therapeutics, Inc. (A)	38,416	4,246,505
Scholar Rock Holding Corp. (A) (B)	30,987	214,740
Seagen, Inc. (A)	8,569	1,172,496
Twist Bioscience Corp. (A)	19,818	698,386
Ultragenyx Pharmaceutical, Inc. (A)	33,181	1,374,025
Xencor, Inc. (A)	40,326	1,047,669
Zentalis Pharmaceuticals, Inc. (A)	13,435	291,002

		61,285,035

Building Products - 1.9%
AAON, Inc.	20,709	1,115,801
Builders FirstSource, Inc. (A)	57,709	3,400,214
CSW Industrials, Inc.	13,010	1,558,598
Gibraltar Industries, Inc. (A)	12,202	499,428
Trex Co., Inc. (A)	23,765	1,044,234
UFP Industries, Inc.	49,630	3,581,301

		11,199,576

Capital Markets - 1.6%
Blue Owl Capital, Inc. (B)	143,900	1,328,197
FactSet Research Systems, Inc.	5,907	2,363,450
LPL Financial Holdings, Inc.	15,782	3,448,051
MarketAxess Holdings, Inc.	8,130	1,808,844

		8,948,542

Chemicals - 2.4%
Axalta Coating Systems Ltd. (A)	88,735	1,868,759
Balchem Corp.	22,005	2,675,368
Chase Corp.	6,907	577,218
Element Solutions, Inc.	116,837	1,900,938
HB Fuller Co.	28,380	1,705,638
Ingevity Corp. (A)	24,710	1,498,167
Intrepid Potash, Inc. (A) (B)	4,700	185,979
Livent Corp. (A) (B)	110,807	3,396,235

		13,808,302

Commercial Services & Supplies - 2.1%
Casella Waste Systems, Inc., Class A (A)	78,460	5,993,559
Clean Harbors, Inc. (A)	28,773	3,164,455
IAA, Inc. (A)	54,635	1,740,125
MSA Safety, Inc.	9,428	1,030,292

		11,928,431

Communications Equipment - 0.5%
Lumentum Holdings, Inc. (A)	30,744	2,108,116
Ubiquiti, Inc. (B)	1,774	520,776

		2,628,892

Construction & Engineering - 2.2%
Comfort Systems USA, Inc.	37,415	3,641,602
EMCOR Group, Inc.	29,940	3,457,471

Transamerica Series Trust	Page 1

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering (continued)
NV5 Global, Inc. (A)	8,600	$ 1,064,852
WillScot Mobile Mini Holdings Corp. (A)	108,953	4,394,075

		12,558,000

Construction Materials - 0.3%
Eagle Materials, Inc.	18,191	1,949,711

Consumer Finance - 0.2%
SLM Corp.	70,077	980,377

Containers & Packaging - 0.9%
Berry Global Group, Inc. (A)	23,137	1,076,565
Graphic Packaging Holding Co.	207,500	4,096,050

		5,172,615

Distributors - 0.5%
Pool Corp.	8,994	2,861,981

Diversified Consumer Services - 0.6%
Bright Horizons Family Solutions, Inc. (A)	7,186	414,273
Carriage Services, Inc.	17,374	558,748
Terminix Global Holdings, Inc. (A)	64,654	2,475,601

		3,448,622

Diversified Telecommunication Services - 0.8%
Cogent Communications Holdings, Inc.	30,111	1,570,590
Iridium Communications, Inc. (A)	70,053	3,108,251

		4,678,841

Electrical Equipment - 0.7%
Atkore, Inc. (A)	37,935	2,951,722
Shoals Technologies Group, Inc., Class A (A)	44,300	954,665

		3,906,387

Electronic Equipment, Instruments & Components - 2.6%
Advanced Energy Industries, Inc.	28,811	2,230,260
Cognex Corp.	14,807	613,750
ePlus, Inc. (A)	17,648	733,098
Fabrinet (A)	30,595	2,920,293
Littelfuse, Inc.	8,223	1,633,828
Novanta, Inc. (A)	29,622	3,425,784
Teledyne Technologies, Inc. (A)	6,541	2,207,391
Zebra Technologies Corp., Class A (A)	5,522	1,446,819

		15,211,223

Energy Equipment & Services - 0.6%
Cactus, Inc., Class A	41,004	1,575,784
ChampionX Corp.	34,839	681,799
Nabors Industries Ltd. (A)	6,300	639,135
Weatherford International PLC (A)	23,500	758,815

		3,655,533

Entertainment - 0.4%
Endeavor Group Holdings, Inc., Class A (A)	59,700	1,209,522
World Wrestling Entertainment, Inc., Class A	15,400	1,080,618

		2,290,140

Equity Real Estate Investment Trusts - 2.7%
Equity LifeStyle Properties, Inc.	32,694	2,054,491
First Industrial Realty Trust, Inc.	51,228	2,295,527
Innovative Industrial Properties, Inc.	5,833	516,221
Life Storage, Inc.	44,432	4,921,288
Rexford Industrial Realty, Inc.	27,276	1,418,352

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Ryman Hospitality Properties, Inc.	23,550	$ 1,733,044
Terreno Realty Corp.	52,594	2,786,956

		15,725,879

Food & Staples Retailing - 1.9%
BJ’s Wholesale Club Holdings, Inc. (A)	74,958	5,457,692
Casey’s General Stores, Inc.	6,946	1,406,704
Hostess Brands, Inc. (A)	43,200	1,003,968
Performance Food Group Co. (A)	70,249	3,017,194

		10,885,558

Food Products - 1.4%
Darling Ingredients, Inc. (A)	25,667	1,697,872
Post Holdings, Inc. (A)	44,600	3,653,186
Simply Good Foods Co. (A)	83,722	2,678,267

		8,029,325

Health Care Equipment & Supplies - 5.2%
AtriCure, Inc. (A)	26,220	1,025,202
CONMED Corp.	17,123	1,372,751
Globus Medical, Inc., Class A (A)	55,492	3,305,659
Haemonetics Corp. (A)	24,645	1,824,469
ICU Medical, Inc. (A)	16,447	2,476,918
Inari Medical, Inc. (A)	17,678	1,284,130
iRhythm Technologies, Inc. (A)	15,987	2,002,851
Lantheus Holdings, Inc. (A)	41,693	2,932,269
Merit Medical Systems, Inc. (A)	55,898	3,158,796
Penumbra, Inc. (A)	8,075	1,531,020
PROCEPT BioRobotics Corp. (A)	16,211	672,108
Shockwave Medical, Inc. (A)	17,953	4,992,191
STERIS PLC	12,261	2,038,759
Tandem Diabetes Care, Inc. (A)	24,999	1,196,202

		29,813,325

Health Care Providers & Services - 4.6%
Addus HomeCare Corp. (A)	25,062	2,386,905
Amedisys, Inc. (A)	17,448	1,688,792
AMN Healthcare Services, Inc. (A)	40,729	4,315,645
Cano Health, Inc. (A) (B)	47,400	410,958
Chemed Corp.	2,107	919,832
CorVel Corp. (A)	18,432	2,551,542
Ensign Group, Inc.	57,059	4,536,190
ModivCare, Inc. (A)	10,571	1,053,717
Molina Healthcare, Inc. (A)	14,347	4,732,214
Option Care Health, Inc. (A)	84,195	2,649,617
Pennant Group, Inc. (A)	25,683	267,360
US Physical Therapy, Inc.	15,162	1,152,615

		26,665,387

Health Care Technology - 1.3%
Evolent Health, Inc., Class A (A)	44,800	1,609,664
Inspire Medical Systems, Inc. (A)	16,602	2,944,697
Omnicell, Inc. (A)	31,072	2,704,196

		7,258,557

Hotels, Restaurants & Leisure - 5.6%
Bloomin’ Brands, Inc.	45,171	827,984
Boyd Gaming Corp.	62,296	2,968,404
Choice Hotels International, Inc.	33,239	3,640,335
Churchill Downs, Inc.	19,857	3,656,667
Domino’s Pizza, Inc.	2,728	846,226
Everi Holdings, Inc. (A)	73,788	1,196,841
Hilton Grand Vacations, Inc. (A)	47,166	1,551,290
Papa John’s International, Inc.	32,253	2,258,033
Planet Fitness, Inc., Class A (A)	36,512	2,105,282

Transamerica Series Trust	Page 2

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Red Rock Resorts, Inc., Class A	49,130	$ 1,683,194
SeaWorld Entertainment, Inc. (A)	25,230	1,148,217
Six Flags Entertainment Corp. (A) (B)	20,420	361,434
Texas Roadhouse, Inc.	42,948	3,747,642
Travel & Leisure Co.	30,968	1,056,628
Vail Resorts, Inc.	8,104	1,747,547
Wendy’s Co.	166,835	3,118,146

		31,913,870

Household Durables - 1.5%
Cavco Industries, Inc. (A)	9,633	1,982,086
Helen of Troy Ltd. (A)	5,627	542,668
Skyline Champion Corp. (A)	30,566	1,616,024
Tempur Sealy International, Inc.	64,911	1,566,952
TopBuild Corp. (A)	17,182	2,831,250

		8,538,980

Independent Power & Renewable Electricity Producers - 0.4%
Clearway Energy, Inc., Class C	42,993	1,369,327
Ormat Technologies, Inc. (B)	12,779	1,101,550

		2,470,877

Insurance - 1.6%
BRP Group, Inc., Class A (A) (B)	30,000	790,500
Palomar Holdings, Inc. (A)	35,364	2,960,674
Primerica, Inc.	24,857	3,068,597
Ryan Specialty Holdings, Inc. (A)	63,573	2,582,335

		9,402,106

Interactive Media & Services - 0.3%
Ziff Davis, Inc. (A)	22,325	1,528,816

IT Services - 2.8%
Broadridge Financial Solutions, Inc., ADR	11,675	1,684,936
Concentrix Corp.	24,100	2,690,283
Euronet Worldwide, Inc. (A)	18,671	1,414,515
EVERTEC, Inc.	32,234	1,010,536
ExlService Holdings, Inc. (A)	30,774	4,534,856
Gartner, Inc. (A)	5,514	1,525,669
Perficient, Inc. (A)	27,543	1,790,846
Switch, Inc., Class A	36,944	1,244,643

		15,896,284

Leisure Products - 0.7%
Brunswick Corp.	7,452	487,734
Mattel, Inc. (A)	184,477	3,493,994

		3,981,728

Life Sciences Tools & Services - 2.6%
Adaptive Biotechnologies Corp. (A)	33,884	241,254
Bruker Corp.	18,307	971,370
Charles River Laboratories International, Inc. (A)	10,708	2,107,334
Maravai LifeSciences Holdings, Inc., Class A (A)	61,285	1,564,606
Medpace Holdings, Inc. (A)	22,543	3,543,083
NeoGenomics, Inc. (A)	44,349	381,845
Repligen Corp. (A)	19,963	3,735,277
West Pharmaceutical Services, Inc.	9,205	2,265,166

		14,809,935

Machinery - 3.9%
Albany International Corp., Class A	22,277	1,756,096
Evoqua Water Technologies Corp. (A)	37,052	1,225,310
Federal Signal Corp.	26,992	1,007,341

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Graco, Inc.	9,462	$ 567,247
John Bean Technologies Corp.	25,736	2,213,296
Kadant, Inc.	16,817	2,805,244
Lincoln Electric Holdings, Inc.	16,586	2,085,192
RBC Bearings, Inc. (A)	16,066	3,338,675
SPX Technologies, Inc. (A)	37,824	2,088,641
Toro Co.	26,916	2,327,696
Watts Water Technologies, Inc., Class A	21,762	2,736,136

		22,150,874

Media - 1.1%
Cable One, Inc.	220	187,671
Nexstar Media Group, Inc., Class A	23,820	3,974,367
TechTarget, Inc. (A)	25,506	1,509,955
Thryv Holdings, Inc. (A) (B)	33,800	771,654

		6,443,647

Metals & Mining - 0.1%
Arconic Corp. (A)	24,641	419,883

Oil, Gas & Consumable Fuels - 3.3%
Alpha Metallurgical Resources, Inc.	9,338	1,277,812
APA Corp.	12,915	441,564
Arch Resources, Inc.	7,454	884,044
Centrus Energy Corp., Class A (A)	9,800	401,604
Enviva, Inc. (B)	19,993	1,200,779
Magnolia Oil & Gas Corp., Class A	159,434	3,158,387
Matador Resources Co.	55,219	2,701,313
PBF Energy, Inc., Class A (A)	31,100	1,093,476
PDC Energy, Inc.	16,321	943,191
Range Resources Corp.	43,672	1,103,155
SM Energy Co.	77,306	2,907,479
Targa Resources Corp.	28,740	1,734,172
Texas Pacific Land Corp.	477	847,739

		18,694,715

Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	48,801	2,498,123

Personal Products - 0.7%
BellRing Brands, Inc. (A)	56,260	1,159,519
Coty, Inc., Class A (A)	184,500	1,166,040
Inter Parfums, Inc.	26,798	2,022,177

		4,347,736

Pharmaceuticals - 1.4%
Amphastar Pharmaceuticals, Inc. (A)	53,588	1,505,823
Arvinas, Inc. (A) (B)	20,486	911,422
Catalent, Inc. (A)	30,038	2,173,550
Intra-Cellular Therapies, Inc. (A)	20,400	949,212
Pacira BioSciences, Inc. (A)	22,981	1,222,359
Supernus Pharmaceuticals, Inc. (A)	31,460	1,064,921

		7,827,287

Professional Services - 3.3%
ASGN, Inc. (A)	25,252	2,282,023
Booz Allen Hamilton Holding Corp.	34,724	3,206,761
CACI International, Inc., Class A (A)	16,252	4,242,747
CBIZ, Inc. (A)	37,494	1,603,993
Exponent, Inc.	44,623	3,912,099
Insperity, Inc.	34,907	3,563,656

		18,811,279

Road & Rail - 1.4%
Landstar System, Inc.	14,220	2,052,942

Transamerica Series Trust	Page 3

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail (continued)
Saia, Inc. (A)	24,407	$ 4,637,330
XPO Logistics, Inc. (A)	25,460	1,133,479

		7,823,751

Semiconductors & Semiconductor Equipment - 4.7%
Axcelis Technologies, Inc. (A)	29,535	1,788,640
Azenta, Inc.	8,391	359,638
Cirrus Logic, Inc. (A)	20,594	1,416,867
Diodes, Inc. (A)	34,471	2,237,513
Entegris, Inc.	20,459	1,698,506
FormFactor, Inc. (A)	71,227	1,784,236
Kulicke & Soffa Industries, Inc.	37,953	1,462,329
Lattice Semiconductor Corp. (A)	86,024	4,233,241
MaxLinear, Inc. (A)	58,475	1,907,455
MKS Instruments, Inc.	23,937	1,978,154
Monolithic Power Systems, Inc.	3,684	1,338,766
Onto Innovation, Inc. (A)	31,782	2,035,637
Power Integrations, Inc.	43,479	2,796,569
Synaptics, Inc. (A)	18,236	1,805,546

		26,843,097

Software - 8.3%
A10 Networks, Inc.	70,100	930,227
ACI Worldwide, Inc. (A)	40,618	848,916
Alarm.com Holdings, Inc. (A)	16,493	1,069,736
Altair Engineering, Inc., Class A (A)	12,425	549,434
Aspen Technology, Inc. (A)	6,238	1,485,892
Box, Inc., Class A (A)	93,103	2,270,782
Consensus Cloud Solutions, Inc. (A)	9,157	433,126
Descartes Systems Group, Inc. (A)	56,678	3,600,753
Digital Turbine, Inc. (A)	46,653	672,270
DoubleVerify Holdings, Inc. (A)	20,601	563,437
Envestnet, Inc. (A)	35,471	1,574,912
Fair Isaac Corp. (A)	7,032	2,897,254
Fortinet, Inc. (A)	28,925	1,421,085
Informatica, Inc., Class A (A)	40,900	820,863
Manhattan Associates, Inc. (A)	43,226	5,750,355
NCR Corp. (A)	51,698	982,779
Paylocity Holding Corp. (A)	12,796	3,091,258
PTC, Inc. (A)	19,943	2,086,038
Qualys, Inc. (A)	24,611	3,430,527
Rapid7, Inc. (A)	21,416	918,746
Sapiens International Corp. NV	67,055	1,286,115
SPS Commerce, Inc. (A)	31,114	3,865,292
SS&C Technologies Holdings, Inc.	26,126	1,247,517
Tenable Holdings, Inc. (A)	49,100	1,708,680
Teradata Corp. (A)	27,429	851,945
Tyler Technologies, Inc. (A)	6,692	2,325,470
Workiva, Inc. (A)	11,090	862,802

		47,546,211

Specialty Retail - 2.1%
Academy Sports & Outdoors, Inc.	26,982	1,138,101
Asbury Automotive Group, Inc. (A)	6,205	937,576
Burlington Stores, Inc. (A) (B)	3,542	396,314
Dick’s Sporting Goods, Inc. (B)	16,610	1,738,070
Floor & Decor Holdings, Inc., Class A (A)	3,461	243,170
Murphy USA, Inc.	14,355	3,946,333
National Vision Holdings, Inc. (A) (B)	23,047	752,485
Penske Automotive Group, Inc.	22,291	2,194,103
Victoria’s Secret & Co. (A)	33,585	977,995

		12,324,147

Technology Hardware, Storage & Peripherals - 0.7%
Pure Storage, Inc., Class A (A)	141,572	3,874,826

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (A)	43,123	$ 1,657,648
Crocs, Inc. (A)	38,227	2,624,666
Deckers Outdoor Corp. (A)	8,287	2,590,599

		6,872,913

Trading Companies & Distributors - 1.2%
Herc Holdings, Inc.	16,186	1,681,402
McGrath RentCorp	9,316	781,240
SiteOne Landscape Supply, Inc. (A)	26,038	2,711,597
Watsco, Inc. (B)	7,656	1,971,114

		7,145,353

Water Utilities - 0.1%
Middlesex Water Co.	3,907	301,620

Total Common Stocks (Cost $564,421,877)		567,163,456

MASTER LIMITED PARTNERSHIP - 0.2%
Independent Power & Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP	19,428	1,404,838

Total Master Limited Partnership (Cost $1,543,891)		1,404,838

OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.03% (C)	4,176,959	4,176,959

Total Other Investment Company (Cost $4,176,959)		4,176,959

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 1.10% (C), dated 09/30/2022, to be repurchased at $4,900,737 on 10/03/2022. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $4,998,367.	$ 4,900,288	4,900,288

Total Repurchase Agreement (Cost $4,900,288)		4,900,288

Total Investments (Cost $575,043,015)		577,645,541
Net Other Assets (Liabilities) - (0.7)%		(4,143,985)

Net Assets - 100.0%		$ 573,501,556

Transamerica Series Trust	Page 4

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$567,163,456	$—	$—	$567,163,456
Master Limited Partnership	1,404,838	—	—	1,404,838
Other Investment Company	4,176,959	—	—	4,176,959
Repurchase Agreement	—	4,900,288	—	4,900,288

Total Investments	$572,745,253	$4,900,288	$—	$577,645,541

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $16,188,014, collateralized by cash collateral of $4,176,959 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $12,427,002. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 5

Transamerica T. Rowe Price Small Cap VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica T. Rowe Price Small Cap VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities and Master limited partnerships: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

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